Intellectual Property - Schedule of Fair Value of the Intangible Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Fair Value of the Intangible Assets [Line Items]
Intangible assets	$ 487,700	$ 487,700		$ 487,700
Less: accumulated amortization	(353,081)	(328,696)		(231,156)
Total intangible assets, net	134,619	159,004	[1]	256,544
Tradename - Trademarks [Member]
Schedule of Fair Value of the Intangible Assets [Line Items]
Intangible assets	87,700	87,700		87,700
Intellectual Property / Licenses [Member]
Schedule of Fair Value of the Intangible Assets [Line Items]
Intangible assets	363,000	363,000		363,000
Customer Base [Member]
Schedule of Fair Value of the Intangible Assets [Line Items]
Intangible assets	$ 37,000	$ 37,000		$ 37,000

[1]	Derived from audited information